Reinsurance - Effects of Reinsurance and Assumption Transactions (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Written premiums:
Direct	$ 24,341	$ 24,796	$ 95,832	$ 97,801	$ 82,430
Assumed	11,873	8,168	42,187	34,294	28,905
Ceded	(17,872)	(14,943)	(46,787)	(30,666)	(18,395)
Net written premiums	18,342	18,021	91,232	101,429	92,940
Earned premiums:
Direct	23,315	24,123	97,843	91,943	75,130
Assumed	10,979	8,641	37,558	31,107	31,484
Ceded	(12,342)	(8,809)	(38,690)	(24,248)	(17,511)
Net earned premiums	21,952	23,955	96,711	98,802	89,103
Losses and LAE:
Direct	1,969	13,066	73,000	71,021	48,780
Assumed	1,497	7,408	43,487	25,740	24,429
Ceded	10,247	(2,456)	(35,047)	(26,900)	(16,981)
Total net incurred losses and LAE	$ 13,713	$ 18,018	$ 81,440	$ 69,861	$ 56,228